SUBSEQUENT EVENT	9 Months Ended
Sep. 30, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 18—SUBSEQUENT EVENT

On October 10, 2014, in connection with the completion of its initial public offering, Solar repaid loans under the Subordinated Note and Loan Agreement (See Note 4) to APX Group, Inc., a wholly-owned subsidiary of the Company, and the Company’s parent entity. The Company’s parent entity, in turn, returned a portion of such proceeds to APX Group, Inc. as a capital contribution. These transactions resulted in the receipt by APX Group, Inc. of an aggregate amount of $55.0 million.

A portion of the $55.0 million received by APX Group, Inc. represented repayment of the entire Solar loan balance, consisting of principal of $20.0 million and accrued interest of $2.2 million. Accordingly, the respective balances were reclassified from long-term investments and other assets, net, to prepaid and other current assets in the accompanying unaudited condensed consolidated balance sheet as of September 30, 2014 (See Note 6).

Also in connection with Solar’s initial public offering, the Company entered into a number of agreements with Solar related to services and other support that the Company has provided and will provide to Solar including:

•

A Master Intercompany Framework Agreement which establishes a framework for the ongoing relationship between the Company and Solar and contains master terms regarding the protection of each other’s confidential information, and master procedural terms, such as notice procedures, restrictions on assignment, interpretive provisions, governing law and dispute resolution;

•

A Non-Competition Agreement in which the Company and Solar each define their current areas of business and their competitors, and agree not to directly or indirectly engage in the other’s business for three years;

•

A Transition Services Agreement pursuant to which the Company will provide to Solar various enterprise services, including services relating to information technology and infrastructure, human resources and employee benefits, administration services and facilities-related services;

•

A Product Development and Supply Agreement pursuant to which one of Solar’s wholly owned subsidiaries will, for an initial term of three years, subject to automatic renewal for successive one-year periods unless either party elects otherwise, collaborate with the Company to develop certain monitoring and communications equipment that will be compatible with other equipment used in Solar’s energy systems and will replace equipment Solar currently procures from third parties;

•

A Marketing and Customer Relations Agreement which governs various cross-marketing initiatives between the Company and Solar, in particularly the provision of sales leads from each company to the other; and

•

A Trademark License Agreement pursuant to which the licensor, a special purpose subsidiary majority-owned by the Company and minority-owned by Solar, will grant Solar a royalty-free exclusive license to the trademark “VIVINT SOLAR” in the field of selling renewable energy or energy storage products and services.

Transactions with Solar are considered for accounting purposes to be related-party transactions.